Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

(25)Subsequent Events

On March 7, 2019 the Corporation announced a stock repurchase plan (the “2019 Stock Repurchase Plan”) pursuant to which the Corporation may repurchase up to 5% of its common stock.  In March 2020 the Corporation repurchased 314,825 of its own outstanding common shares at an average price of $18.17 per common share. These purchases completed the share repurchases authorized by the 2019 Stock Repurchase Plan.